BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity
Common stock, shares par value	$ .00001	$ .00001	$ .00001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	700,836,384	569,364,762	569,920,485
Common stock, shares outstanding	700,836,384	569,364,762	569,920,485
Preferred stock, shares par value	$ .00001	$ .00001	$ .00001
Preferred stock, shares authorized	50,000	50,000	50,000,000
Preferred stock, shares issued	34,289	39,839	39,839
Preferred stock, shares outstanding	34,289	39,839	39,839